Other Income - Schedule of Other Income (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Net foreign exchange gain	$ 191,487	$ 4,383
Research & Development – tax incentive	119,925	72,496
Other income	$ 311,412	$ 76,879